Digital Assets (Tables)	6 Months Ended
Jun. 30, 2023
Digital Assets [Abstract]
Schedule of Digital Assets
	December 31, 2022	June 30, 2023
	US$’000	US$’000

BTC	91	74

Total	91	74

Schedule of Company Generated Bitcoins Primarily through Mining Services	The following table presents additional information about bitcoins for the year ended December 31, 2022 and the six months ended June 30, 2023, respectively:
	December 31, 2022	June 30, 2023
	US$’000	US$’000

Opening balance	-	91
Receipt of bitcoins from mining services	2,392	1,342
Receipt of bitcoins from hash power rental	131	-
Exchange of BTC into USDT	(2,429)	(1,359)
Impairment of bitcoins	(3)	-
Ending balance	91	74